Commitments and Contingencies (Details) - USD ($)			1 Months Ended		11 Months Ended
	Dec. 13, 2023	Apr. 10, 2023	Mar. 31, 2024	Nov. 30, 2023	Dec. 31, 2023	Sep. 30, 2023
Commitments and Contingencies [Line Items]
Service fees	$ 165,000	$ 165,000			$ 200,000
Fees discount rate		30.00%
Agreement amount						$ 582,662
Settlement of legal fees				$ 625,000
Cumulative payments		$ 325,000
Accrued obligation					$ 35,000
Free Cash Flow in 2024 [Member]
Commitments and Contingencies [Line Items]
Service fees		200,000
Payment of agreement		$ 0
Payment of agreement		5.00%
Free Cash Flow in 2024 [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Increase decrease in free cash flow		$ 2,000,000
Free Cash Flow in 2024 [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Increase decrease in free cash flow		2,000,000
Free Cash Flow in 2025 [Member]
Commitments and Contingencies [Line Items]
Service fees		325,000
Payment of agreement		$ 0
Payment of agreement		5.00%
Free Cash Flow in 2025 [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Increase decrease in free cash flow		$ 2,000,000
Free Cash Flow in 2025 [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Increase decrease in free cash flow		$ 2,000,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Acquisition related costs			$ 35,000